Tax (Details 3) (CHF)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net deferred tax assets (CHF million)
Deferred tax assets	6,077,000,000	6,185,000,000
Net operating loss carry-forwards	6,232,000,000	4,433,000,000
Deferred tax liabilities	47,000,000	394,000,000
Deferred Tax Assets (Liabilities), Net	6,030,000,000	5,791,000,000
Net deferred tax assets change	239,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	447,000,000
Accumulated undistributed earnings from foreign subsidiaries	5,800,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	55,000,000
Bank
Net deferred tax assets (CHF million)
Deferred tax assets	6,064,000,000	6,176,000,000
Net operating loss carry-forwards	6,232,000,000	4,432,000,000
Deferred tax liabilities	33,000,000	80,000,000
Deferred Tax Assets (Liabilities), Net	6,031,000,000	6,096,000,000
Net deferred tax assets change	(65,000,000)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	447,000,000
Accumulated undistributed earnings from foreign subsidiaries	5,400,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	57,000,000